Cash Flow Information (Cash Payments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash payments:
Interest	¥ 65,965	¥ 80,313	¥ 99,788
Income taxes, net	¥ 83,030	¥ 76,292	¥ 124,236